PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of plans sponsored by the Company and its subsidiaries and related benefit types

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/1998	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog, TIS and Cloud Co

Schedule of reconciliation of net liabilities (assets)

	12.31.21			12.31.20
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	2,066,175	1,401,044	3,467,219	2,238,700	1,863,359	4,102,059
Fair value of plan assets	3,310,273	860,165	4,170,438	3,411,297	1,004,048	4,415,345
Net liabilities (assets)	(1,244,098)	540,879	(703,219)	(1,172,597)	859,311	(313,286)

Asset limitation	1,217,739	40,146	1,257,885	1,081,325	21,480	1,102,805

Current assets	(90,538)	—	(90,538)	(82,935)	—	(82,935)
Non-current assets	(4,613)	—	(4,613)	(82,127)	—	(82,127)
Current liabilities	7,146	12,800	19,946	6,475	15,680	22,155
Non-current liabilities	61,646	568,225	629,871	67,315	865,111	932,426

Summary of total expenses recognized in the income statement

	2021			2020			2019
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	2,184	21,361	23,545	3,036	26,576	29,612	3,155	16,293	19,448
Net interest on net actuarial assets/liabilities	(7,062)	70,436	63,374	(10,385)	82,151	71,766	5,713	56,612	62,325
Total	(4,878)	91,797	86,919	(7,349)	108,727	101,378	8,868	72,905	81,773

Summary of amounts recognized in other comprehensive income (loss)

	2021			2020			2019
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial losses (gains)	(70,083)	(399,872)	(469,955)	114,556	(256,010)	(141,454)	(188,889)	412,416	223,527
Asset limitation effect	56,024	17,008	73,032	(128,320)	(40,137)	(168,457)	(24,297)	2,430	(21,867)
Total	(14,059)	(382,864)	(396,923)	(13,764)	(296,147)	(309,911)	(213,186)	414,846	201,660

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.21			12.31.20
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net defined benefit liability (asset) at the beginning of the year	(91,272)	880,791	789,519	(138,745)	1,072,873	934,128
Expenses	(4,878)	91,797	86,919	(7,349)	108,727	101,378
Sponsor contributions	(8,071)	(8,699)	(16,770)	(8,229)	(4,662)	(12,891)
Amounts recognized in OCI	(14,059)	(382,864)	(396,923)	(13,764)	(296,147)	(309,911)
Distribution of reserves	91,921	—	91,921	76,815	—	76,815
Net defined benefit liability (asset) at the end of the year	(26,359)	581,025	554,666	(91,272)	880,791	789,519
Actuarial assets per balance sheet	(95,151)	—	(95,151)	(165,062)	—	(165,062)
Actuarial liabilities per balance sheet	68,792	581,025	649,817	73,790	880,791	954,581

Schedule of results projected for 2022

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Current service cost	1,857	13,667	15,524
Net interest on net defined benefit liability/asset	(2,466)	51,628	49,162
Total	(609)	65,295	64,686

Schedule of sponsoring company contributions projected for 2022

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Sponsor contributions	1,660	—	1,660
Benefits paid directly by the sponsor	7,092	12,807	19,899
Total	8,752	12,807	21,559

Schedule of average weighted duration of defined benefit liability

	Post-		Post-
	retirement		retirement
	pension plans		health plans
In 2021	8.4	years	14.3	years
In 2020	7.9	years	16.3	years

Schedule of actuarial assumptions

12.31.21
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão Multi: 8.6% Visão Telefônica: 8.56% PBS-A, Telefônica BD and CTB: 8.61%	PAMA and PCE: 8.74% Lei 9.656/98: 8.78%
Future salary growth rate	CTB e PBS-A: N/A Visão Telefônica: 4.5% Visão Multi: 6.09% Telefônica BD: 4.32%	N/A
Medical expense growth rate	N/A	6.35%
Nominal annual adjustment rate of pension benefits	3.25%	N/A
Medical service eligibility age	N/A	Female participants: 59 years Male participants: 63 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	Female participants: 59 years Male participants: 63 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Male, down-rated by 60% Visão: N/A	RP-2000 Disabled Male, down-rated by 60%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão Telefônica: Álvaro Vindas, down-rated by 50% Visão: Light-Fraca, down rated by 50%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/1998: Turnover experience in VISÃO plans (2015 to 2017)

12.31.20
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 6.4% / PBS-A: 7.4% / Telefônica BD: 7.7% / CTB: 7.0%	PAMA and PCE: 7.7% / Law 9.656/1998: 7.9%
Future salary growth rate	CTB and PBS-A: N/A / Visão telefônica: 4.8% / Visão Multi: 6.4% / Telefônica BD: 4.6%	N/A
Medical expense growth rate	N/A	6.6%
Nominal annual adjustment rate of pension benefits	3.5%	N/A
Medical service eligibility age	N/A	Female participants: 59 years Male participants: 63 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	Female participants: 59 years Male participants: 63 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Male, down-rated by 60% Visão: N/A	PAMA and PCE: RP-2000 Disabled Male, down-rated by 40% Law 9.656/98: RP-2000 Disabled Male, down-rated by 60%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão Telefônica: Álvaro Vindas, down-rated by 50% Visão: Light-Fraca, down rated by 50%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/1998: Turnover experience in VISÃO plans (2015 to 2017)

Schedule of impacts on the plans' defined benefit liabilities due to the new definition of the actuarial assumptions

	Post-	Post-
	retirement	retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	2,066,175	1,401,044	3,467,219
Defined benefit liability, based on prior-year actuarial assumptions	2,402,161	1,660,579	4,062,740
Difference from change in actuarial assumptions	(335,986)	(259,535)	(595,521)

Summary of allocation of plan assets

	12.31.21		12.31.20
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,756,822	799,953	2,878,204	938,986
Treasury Financial Letter	222,907	59,352	183,744	65,062
Repurchase operations	136,725	—	171,534	—
Debentures	29,278	—	22,104	—
Financial Letter	883	—	15,099	—
FIDC shares / Others	20,919	—	22,815	—
National Treasury Notes (LTN)	23,379	860	167	—
Variable income investments
Investments linked to funds and market indexes	5,667	—	5,678	—
Investments in other sectors	—	—	286	—
Real estate investments	91,845	—	90,325	—
Loans to participants	20,496	—	19,374	—
Structured and overseas investments	1,352	—	1,967	—
Total	3,310,273	860,165	3,411,297	1,004,048

Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, discounted to present value at current rate	2,066,175	1,401,044	3,467,219
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,988,887	1,312,447	3,301,334
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,149,286	1,499,717	3,649,003

Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	2,066,175	1,401,044	3,467,219
Defined benefit liability, projected by the current medical cost growth considering a rate increased by 1%	2,066,175	1,606,733	3,672,908
Defined benefit liability, projected by the current medical cost growth considering a rate decreased by 1%	2,066,175	1,232,625	3,298,800

Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.21			12.31.20
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	2,238,700	1,863,359	4,102,059	2,429,478	2,016,614	4,446,092
Current service costs	2,184	21,361	23,545	3,036	26,576	29,612
Interest on actuarial liabilities	160,140	144,463	304,603	167,991	150,510	318,501
Benefits paid	(175,863)	(52,570)	(228,433)	(171,177)	(48,101)	(219,278)
Member contributions paid	336	—	336	346	—	346
Actuarial losses (gains) adjusted by experience	176,664	(316,034)	(139,370)	(70,783)	(33,088)	(103,871)
Actuarial losses (gains) adjusted by demographic assumptions	—	—	—	(8,378)	(52,071)	(60,449)
Actuarial losses (gains) adjusted by financial assumptions	(335,986)	(259,535)	(595,521)	(111,813)	(197,081)	(308,894)
Defined benefit liability at the end of the year	2,066,175	1,401,044	3,467,219	2,238,700	1,863,359	4,102,059

Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.21			12.31.20
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	3,411,297	1,004,048	4,415,345	3,696,914	1,001,112	4,698,026
Benefits paid	(169,257)	(43,912)	(213,169)	(164,587)	(43,477)	(208,064)
Participants contributions paid	336	—	336	346	—	346
Sponsor contributions paid	1,465	40	1,505	1,638	38	1,676
Interest income on plan assets	247,591	75,686	323,277	259,331	72,604	331,935
Return on plan assets excluding interest income	(89,238)	(175,697)	(264,935)	(305,530)	(26,229)	(331,759)
Distribution of reserves	(91,921)	—	(91,921)	(76,815)	—	(76,815)
Fair value of plan assets at the end of the year	3,310,273	860,165	4,170,438	3,411,297	1,004,048	4,415,345

Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.21			12.31.20
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	1,081,325	21,480	1,102,805	1,128,691	57,371	1,186,062
Interest on the asset limitation	80,390	1,658	82,048	80,954	4,246	85,200
Changes in the assets limitation, except interest	56,024	17,008	73,032	(128,320)	(40,137)	(168,457)
Asset Limitation at the end of the year	1,217,739	40,146	1,257,885	1,081,325	21,480	1,102,805